Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 378,000
Previously Paid Amount	0.00
Total Fee Amount	55.79
Total Offset Amount	0.00
Net Fee	55.79
Narrative - Max Aggregate Offering Price	$ 378,000
Final Prospectus	true